Warrant Liability (Details) - shares	Feb. 22, 2021	Dec. 31, 2024	Dec. 31, 2023
Warrant Liability [Line Items]
Warrant shares purchase percentage	10.00%
Increased to aggregate number of outstanding shares of capital sock	10.00%
Fair value of outstanding warrant liability		117,000	282,000
Funding Agreement [Member] | Common Stock [Member]
Warrant Liability [Line Items]
Issued warrants to purchase shares of common stock to QF	962,463